Investment properties (Tables)	12 Months Ended
Dec. 31, 2020
Investment properties
Schedule of investment properties

	2019	2020
	RMB’000	RMB’000
Cost
At 1 January	59,276	27,824
Additions	—	—
Transfer to owner-occupied property	(31,452)	(27,824)
At 31 December	27,824	—
Accumulated depreciation
At 1 January	(12,108)	(12,451)
Charge for the year	(2,335)	(1,043)
Transfer to owner-occupied property	1,992	13,494
At 31 December	(12,451)	—
Net book amount	15,373	—

Schedule of amounts recognised in consolidated income statement for investment properties	Amounts recognised in the consolidated income statement for investment properties:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Rental income	1,380	1,401	851

Schedule of future aggregate minimum lease receipts under non cancellable operating leases for investment properties

In relation to the Group’s investment properties, the future aggregate minimum lease receipts under non‑cancellable operating leases are receivable as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Land and buildings:
Not later than 1 year	2,823	1,310	—
Later than 1 year and not later than 5 years	5,131	3,821	—
	7,954	5,131	—